FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)
Currency risk
Cash and cash equivalents	$ 106,296		$ 36,332		$ 59,924
Accounts payables	(13,642)		(9,798)
Canadian dollar
Currency risk
Cash and cash equivalents		$ 7,059		$ 5,003
Accounts payables		(627)		(765)
Convertibles notes - Host		(11,287)		(40,545)
Net exposure	$ (6,985)	$ (4,855)	$ (48,018)	(36,307)
Currency risk
Currency risk
Percentage of increase in net loss with a appreciation	5.00%	5.00%
Percentage of decrease in net loss with a depreciation	5.00%	5.00%
Currency risk | US dollar
Currency risk
Increase in net loss with a 5% appreciation		$ (349)		(2,401)
Decrease in net loss with a 5% depreciation		$ 349		$ 2,401